Related Party Transactions	12 Months Ended
Sep. 30, 2025
Related Party Transaction [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 13 — RELATED PARTY TRANSACTIONS

a. Accounts receivable - related parties

Accounts receivable - related parties consists of the following:

Name	Related party relationship	September 30, 2025	September 30, 2024
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd.	An entity controlled by the CEO before October 1, 2024, the entity ceased to be a related party to the Company since October 1, 2024.	$-	$1,492,024
Zhongjin Hongkang Medical Technology (Shanghai) Co., Ltd.	An entity controlled by the CEO before October 1, 2024, the entity ceased to be a related party to the Company since October 1, 2024.	-	911,987
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd.	An entity controlled by the CEO	104,971	141,007
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd.	An entity controlled by the CEO	1,319	1,340
Subtotal		106,290	2,546,358
Less: allowance for credit losses		-	-
Total accounts receivable, net - related parties		$106,290	$2,546,358

b. Due from a related party

Due from a related party consists of the following:

Name	Related party relationship	September 30, 2025	September 30, 2024
Huaniaoyuan Catering Management (Changzhou) Co. Ltd.	An entity controlled by the CEO	$-	$101,906
Total due from a related party		$-	$101,906

The Company paid certain expenses on behalf of its related party. Such amount due from a related party as of September 30, 2024 were non-interest bearing and due upon demand. The Company expects to make no such advances to its related party in the future.

c. Deferred revenue – a related party

Deferred revenue – a related party consist of the following:

Name	Related party relationship	September 30, 2025	September 30, 2024
Jinmed International Co., Ltd.	An entity controlled by the CEO	$115,876	$125,663
Total deferred revenue – a related party		$115,876	$125,663

d. Due to related parties

Due to related parties consists of the following:

Name	Related party relationship	September 30, 2025	September 30, 2024
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd.	An entity controlled by the CEO	$19,113	$257,359
Shanghai Situma Intelligent Technology Co., Ltd.	Minority shareholder of Zhongjin Kangma	21,517	21,854
Changzhou Zhongjian Kanglu Information Technology Co., Ltd	An entity controlled by the CEO	842	684
Huaniaoyuan Environmental Engineering (Changzhou) Co., Ltd.	An entity controlled by the CEO	660	656
Total due to related parties		$42,132	$280,553

The balance due to related parties was mainly comprised of advances from entities controlled by the Company’s CEO and used for working capital during the Company’s normal course of business. These advances are non-interest bearing and due on demand.

e. Revenue from related parties

Revenue from related parties consists of the following:

		For the Years Ended September 30,
Name	Related party relationship	2025	2024	2023
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd.	An entity controlled by the CEO	$207,088	$416,696	$858,743
Jinmed International Co., Ltd.	An entity controlled by the CEO	143,513	50,240	146,268
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd.	An entity controlled by the CEO before October 1, 2024, the entity ceased to be a related party to the Company since October 1, 2024.	-	1,697,061	6,759
Zhongjin Hongkang Medical Technology (Shanghai) Co., Ltd.	An entity controlled by the CEO before October 1, 2024, the entity ceased to be a related party to the Company since October 1, 2024.	-	742,762	-
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd.	An entity controlled by the CEO	-	-	10,588
Total revenue from related parties		$350,601	$2,906,759	$1,022,358